Loans Payable (Details) - USD ($)										1 Months Ended					12 Months Ended
	Dec. 23, 2024	Nov. 27, 2024	Nov. 14, 2024	May 09, 2024	Sep. 05, 2023	Aug. 25, 2023	Jul. 25, 2023	Jun. 09, 2023	May 15, 2023	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 23, 2024	May 16, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024	Jan. 05, 2023	Jun. 15, 2021	Feb. 27, 2018
Loans Payable [Line Items]
Company received cash															$ 1,609,593
Advance interest															11,029
Future receivables amount paid															390,000
Original balance under agreement																$ 79,508
Principal and interest												$ 525,000
Gain (loss) on settlement of debt															$ (180,622)
Anticipated of future receivables															8.00%
Cash payments											$ 45,000
Debt discount															$ 997,379	$ 1,113,589
Share issued (in Shares)															970,319	959,508		15,000
Cedar Advance LLC [Member]
Loans Payable [Line Items]
Original balance under agreement																$ 633,842
Cedar Advance LLC One [Member]
Loans Payable [Line Items]
Aggregate principal amount									$ 1,280,000
Purchase price									1,228,800
Company received cash									1,228,800
Debt discount									51,200
Original balance under agreement																374,478
Pawn Funding One [Member]
Loans Payable [Line Items]
Purchase price									1,280,000
Company received cash									1,241,600
Advance interest															$ 43,840
Future receivables amount paid															1,753,600
Original balance under agreement															$ 267,500	568,874
Aggregate amount									1,280,000
Debt discount									$ 38,400
Anticipated of future receivables															4.00%
Interest amount																351,765
Remaining outstanding amount																			$ 217,400
Pawn Funding [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt															$ 111,078
Company owned agreement															$ 156,250
Slate Advance LLC [Member]
Loans Payable [Line Items]
Interest rate															25.00%
Aggregate principal amount								$ 1,500,000
Purchase price								1,425,000
Company received cash								1,425,000
Debt discount								$ 75,000
Advance interest															$ 75,000
Future receivables amount paid															2,100,000
Original balance under agreement															196,418	843,121
Gain (loss) on settlement of debt															202,830
Company owned agreement															195,333
State Advance LLC One [Member]
Loans Payable [Line Items]
Original balance under agreement																506,879
Gain (loss) on settlement of debt															81,775
Meged Funding Group [Member]
Loans Payable [Line Items]
Purchase price							$ 1,151,950
Company received cash							1,151,950
Advance interest															67,200
Future receivables amount paid															1,680,000
Original balance under agreement																474,955
Gain (loss) on settlement of debt															$ 191,704
Aggregate amount							1,200,000
Debt discount							$ 48,050
Anticipated of future receivables															25.00%
Interest amount																331,445
Company owed pursuant agreement															$ 240,000
Meged Funding Group one [Member]
Loans Payable [Line Items]
Original balance under agreement															287,040
Gain (loss) on settlement of debt															40,416
Arin Funding LLC [Member]
Loans Payable [Line Items]
Purchase price						$ 195,000
Company received cash	$ 292,000					195,000
Advance interest															13,000
Future receivables amount paid															260,000
Original balance under agreement															$ 97,500	151,259
Aggregate amount						200,000
Debt discount						$ 5,000
Anticipated of future receivables															5.00%
Company owed pursuant agreement															$ 0
Arin Funding LLC One [Member]
Loans Payable [Line Items]
Purchase price					$ 290,000
Company received cash					290,000
Advance interest															19,500
Original balance under agreement															$ 52,000	56,741
Aggregate amount					300,000
Debt discount					$ 10,000
Anticipated of future receivables															8.00%
Company owed pursuant agreement															$ 0
J.J. Astor & Co [Member]
Loans Payable [Line Items]
Principal and interest												3,510,000
Purchase warrant shares (in Shares)				2,700,000									4,060,000	5,500,000
Exercise price (in Dollars per share)				$ 0.056									$ 0.05	$ 0.04
Agreements loans															87,750
InterCloud Systems, Inc [Member]
Loans Payable [Line Items]
Principal amount																				$ 500,000
Channel Partners Capital LLC [Member]
Loans Payable [Line Items]
Company received cash			$ 246,840
Original balance under agreement															17,361
Company owned agreement															236,087
Agreements loans															17,361
Debt discount															2,986
OnDeck Capital Loan [Member]
Loans Payable [Line Items]
Company received cash		$ 150,000
Original balance under agreement															15,254
Company owned agreement															141,269
Debt discount															3,244
Agreements loans															$ 3,813
High Wire [Member]
Loans Payable [Line Items]
Interest rate															0.00%
Financing Agreement [Member] | Cedar Advance LLC [Member]
Loans Payable [Line Items]
Interest rate															10.00%
Matured date															Jun. 01, 2025
Advance interest															$ 43,840
Future receivables amount paid															$ 1,753,600
Financing Agreement [Member] | Cedar Advance LLC One [Member]
Loans Payable [Line Items]
Matured date															Dec. 01, 2025
Financing Agreement [Member] | Loan with Pawn Funding [Member]
Loans Payable [Line Items]
Matured date															Jun. 01, 2025
Financing Agreement [Member] | Slate Advance LLC [Member]
Loans Payable [Line Items]
Matured date															Jul. 01, 2025
Financing Agreement [Member] | Arin Funding LLC [Member]
Loans Payable [Line Items]
Matured date															Jan. 12, 2024
Aggregate principal amount															$ 420,000
Debt discount	$ 8,000
Share issued (in Shares)	4,000
Fair value	$ 34,512
Financing Agreement [Member] | Arin Funding LLC One [Member]
Loans Payable [Line Items]
Matured date															Jan. 23, 2024
Original balance under agreement																$ 212,992
Financing Agreement [Member] | J.J. Astor & Co [Member]
Loans Payable [Line Items]
Matured date															Mar. 06, 2025
Cedar Advance LLC [Member]
Loans Payable [Line Items]
Aggregate principal amount																	$ 284,605
Original balance under agreement															$ 236,250
Principal and interest												375,000
Monthly payments											31,250
Account payable											123,867
Gain (loss) on settlement of debt															180,778
Company owned agreement															156,250
Cedar Advance LLC [Member] | Arin Funding LLC One [Member]
Loans Payable [Line Items]
Original balance under agreement															7,500
Slate Advance LLC [Member]
Loans Payable [Line Items]
Aggregate principal amount												261,154
Principal and interest																	$ 343,000
Monthly payments											$ 16,278
Account payable															156,567
Company owned agreement															297,506
Debt discount															40,739
Cash payments												50,000
Cedar Advance LLC One [Member]
Loans Payable [Line Items]
Matured date											Jun. 01, 2025
Loan with Pawn Funding [Member]
Loans Payable [Line Items]
Aggregate principal amount															232,120
Principal and interest												375,000
Monthly payments											$ 31,250
Account payable															123,868
Meged Funding Group [Member]
Loans Payable [Line Items]
Aggregate principal amount												251,471
Monthly payments										$ 40,000
Account payable															132,604
Senior Loan Agreement [Member]
Loans Payable [Line Items]
Aggregate principal amount												$ 338,000
Senior Loan Agreement [Member] | J.J. Astor & Co [Member]
Loans Payable [Line Items]
Aggregate principal amount															$ 813,389
Loan Agreement [Member] | Arin Funding LLC [Member]
Loans Payable [Line Items]
Aggregate principal amount	420,000
Purchase price	$ 300,000
Loan Agreement [Member] | Channel Partners Capital LLC [Member]
Loans Payable [Line Items]
Matured date															May 14, 2026
Aggregate principal amount			250,000
Debt discount			$ 3,160
Loan Agreement [Member] | OnDeck Capital Loan [Member]
Loans Payable [Line Items]
Matured date															Nov. 27, 2025
Debt discount		$ 3,750
Loan One [Member]
Loans Payable [Line Items]
Company received cash															$ 144,000
Agreements loans															5,625
Loan Two [Member]
Loans Payable [Line Items]
Company received cash															208,320
Agreements loans															8,348
Loan Three [Member]
Loans Payable [Line Items]
Company received cash															180,907
Agreements loans															6,851
Loans Payable [Member] | Cedar Advance LLC [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt															80,376
Loans Payable [Member] | Loan with Pawn Funding [Member] | Pawn Funding One [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt															$ 140,393